Note 14 - Contingently Redeemable Noncontrolling Interests	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Noncontrolling Interest Disclosure [Text Block]
14.	Contingently redeemable noncontrolling interests

The main rights, preferences and privileges of Preferred Shares issued by SEED are as follows:

Liquidation preferences

In the event of any voluntary or involuntary liquidation, dissolution or winding up of SEED, or in a deemed liquidation event, the assets of SEED shall be distributed in the following order:

(1)	before any payment shall be made to the holders of Series A-
1
Preferred Shares or ordinary shares by reason of their ownership thereof, an amount per share equal to the greater of (i) the applicable original issue price, plus any dividends declared but unpaid thereon, or (ii) such amount per share as would have been payable had all Series A-
2
Preferred Shares been converted into ordinary shares immediately prior to such liquidation, dissolution, winding up or deemed liquidation event.

(2)	after the payment in full of the amount distributable or payable on the Series A-
2
Preferred Shares, the holders of Series A-
1
Preferred Shares then outstanding shall be entitled to be paid out of the assets of SEED available for distribution to its Shareholders, and in the event of a deemed liquidation event, the holders of Series A-
1
Preferred Shares then outstanding shall be entitled to be paid out of the consideration not
payable to the holders of Series A-
2
Preferred Shares or the remaining available proceeds, as applicable, before any payment shall be made to the holders of ordinary shares by reason of their ownership thereof, an amount per share equal to the greater of (i) the applicable original issue price, plus any dividends declared but unpaid thereon, or (ii) such amount per share as would have been payable had all Series A-
1
Preferred Shares been converted into ordinary shares immediately prior to such liquidation, dissolution, winding up or deemed liquidation event.

(3)	after the payment in full of the amount distributable or payable on the Preferred Shares, the remaining assets of SEED available for distribution to the shareholders or, in the case of a deemed liquidation event, the consideration not
payable to the holders of Preferred Shares or the remaining available proceeds, as the case may
be, shall be distributed among the holders of ordinary shares, pro rata based on the number of ordinary shares held by each such holder.

Redemption rights

The Series A-
2
Preferred Shares shall be redeemed by SEED at a price equal to the applicable original issue price per share plus an annual return of
8%
of the applicable original issue price, in
three
annual installments commencing
not
more than
sixty
days after receipt by SEED at any time on or after
November 10, 2025
from the holders of at least a majority of the outstanding Series A-
2
Preferred Shares of written notice requesting redemption of all Series A-
2
Preferred Shares. The redemption is
not
guaranteed by the Company.

Conversion rights

Each Preferred Share shall be convertible, at the option of the holder thereof, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into such number of fully paid and non-assessable ordinary shares as at an initial conversion ratio of
1:
1
adjusted for share splits, share dividends, recapitalizations and similar transactions.

Each Preferred Share shall automatically be converted into ordinary shares based on a one
-for-
one
basis upon either (a) in the event of a firm commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of
1933,
as amended, in the Nasdaq Stock Market's National Market, the New York Stock Exchange or another exchange or marketplace approved by SEED's Board of Directors, at a price per share of at least
$7.5375
resulting in at least
$50,000
of gross proceeds to SEED (the “Qualified IPO”) or (b) the date and time, or the occurrence of an event, specified by vote or written consent of both (
x
) at least a majority of the outstanding Preferred Shares voting together as a single class on an as-converted basis, and (y) the holders of at least a majority of the outstanding shares of Series A-
2
Preferred Shares, voting or consenting as a separate class.

Voting rights

Each holder of outstanding Preferred Shares shall be entitled to cast the number of votes equal to the number of whole ordinary shares into which the Preferred Shares held by such holder are convertible as of the record date for determining shareholders entitled to vote on such matter.

Accounting for the Series A-
2
Preferred Shares

The Company determined that Series A-
2
Preferred Shares issued by SEED are contingently redeemable noncontrolling interests classified as mezzanine equity as they may
be redeemed at the option of the holders on or after an agreed upon date outside the sole control of SEED. The Company concluded that the Series A-
2
Preferred Shares of SEED are
not
redeemable currently, but it is probable that they will become redeemable. The Company chose to recognize changes in the redemption value as they occur and adjust the carrying amount of the redeemable noncontrolling interests to equal the redemption value at the end of each reporting period.

The holder of the Series A-
2
Preferred Shares of SEED has the ability to convert the instrument into SEED's ordinary shares. The Company uses the whole instrument approach to determine whether the nature of the host contract in a hybrid instrument is more akin to debt or to equity. The Company evaluated the embedded conversion option in the Series A-
2
Preferred Shares of SEED to determine if there were any embedded derivatives requiring bifurcation and to determine if there were any beneficial conversion features (“BCF”). The conversion option of the Series A-
2
Preferred Shares of SEED does
not
qualify for bifurcation accounting because the conversion option is clearly and closely related to the host instrument and the underlying ordinary shares are not
publicly traded nor readily convertible into cash. The contingent redemption of the Series A-
2
Preferred Shares of SEED does
not
qualify for bifurcation accounting because the underlying ordinary shares of SEED are not
publicly traded nor readily convertible into cash. There are no
other embedded derivatives that are required to be bifurcated.

No
BCF was recognized for the Series A-
2
Preferred Shares of SEED because the fair value per ordinary share of SEED of
$0.50
at the commitment date was less than the most favorable conversion price of
$2.5125.
The Company determined the fair value of SEED's ordinary shares with the assistance of an independent third
party valuation firm.

Since the fair value of the Series A-
2
Preferred Shares was higher than the redemption amount as of
December 31, 2020,
no
accretion was recognized for the year ended
December 31, 2020.

The redeemable noncontrolling interests for the year ended
December 31, 2020
are summarized below:

$
Balance at December 31, 2019	-
Issuance	5,196
Balance at December 31, 2020	5,196